Related Party Transactions - Summary of board remuneration paid (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Cash Compensation	$ 124	$ 107	$ 69
Shared-based Compensation	70	91	152
Total	194	198	221
Morten Opstad, chair
Disclosure of transactions between related parties [line items]
Cash Compensation	40	43	20
Shared-based Compensation			25
Total	40	43	45
Lawrence John Ciaccia, deputy chair
Disclosure of transactions between related parties [line items]
Cash Compensation	38	34	2
Shared-based Compensation			45
Total	38	34	47
Deborah Davis
Disclosure of transactions between related parties [line items]
Cash Compensation	10	7
Shared-based Compensation	36	34	47
Total	46	41	47
Hanne Hovding
Disclosure of transactions between related parties [line items]
Cash Compensation	32	16	37
Shared-based Compensation		23
Total	32	39	37
Stephen A. Skaggs
Disclosure of transactions between related parties [line items]
Cash Compensation	4
Shared-based Compensation	34
Total	$ 38
Andre James MacLeod
Disclosure of transactions between related parties [line items]
Cash Compensation		7	10
Shared-based Compensation		34	35
Total		$ 41	$ 45